Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Interim Dividends

Interim dividends	$ million
	2017	2016	2015
A shares
Cash: $1.88 per share (2016: $1.88; 2015: $1.88)	4,919	4,545	5,203
Scrip: $1.88 per share (2016: $1.88; 2015: $1.88)	3,558	3,491	2,154
Total – A shares	8,477	8,036	7,357
B shares
Cash: $1.88 per share (2016: $1.88; 2015: $1.88)	5,958	5,132	4,167
Scrip: $1.88 per share (2016: $1.88; 2015: $1.88)	1,193	1,791	448
Total – B shares	7,151	6,923	4,615
Total	15,628	14,959	11,972